[logo] PIONEER Investments(R)







                                                 February 20, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:       Pioneer Series Trust VI (the "Fund")
          (File Nos. 333-138560 and 811-21978)
          CIK No. 0001380192

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Class Y prospectus and the multi-class statement of additional information for Pioneer Floating Rate Fund, a series of Pioneer Series Trust VI, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Pre-Effective Amendment No. 1 to the Fund's registration statement on Form N-1A filed electronically (Accession No.0001380192-07-000008) on February 13, 2007.

     If you have any questions concerning the foregoing certification, please contact me at (617) 517-8909.
                                                 Very truly yours,


                                              /s/ Nancy Fanning
                                                  Nancy Fanning
                                                  Senior Legal Product Manager




cc:  Mr. Christopher Harvey








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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